Borrowings (Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Securities Sold under Agreements to Repurchase	$ 25,695	$ 36,500
FHLB of Pittsburgh [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding	$ 0	$ 13,414